Distribution Date:	10/18/21	Wells Fargo Commercial Mortgage Trust 2015-NXS4
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-NXS4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	5		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	16-17	Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	18		Don Simon	(203) 660-6100
Historical Detail	19		375 North French Road,Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	22		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	23-24	Trustee	Wilmington Trust, National Association
Modified Loan Detail	25		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	26		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	94989XAY1	1.889000%	23,517,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2A	94989XAZ8	3.075000%	66,792,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2B	94989XBA2	4.691749%	66,792,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989XBB0	3.452000%	100,000,000.00	94,471,551.74	0.00	271,763.16	0.00	0.00	271,763.16	94,471,551.74	37.87%	30.00%
A-4	94989XBC8	3.718000%	238,283,000.00	238,283,000.00	0.00	738,280.16	0.00	0.00	738,280.16	238,283,000.00	37.87%	30.00%
A-SB	94989XBD6	3.522000%	46,743,000.00	39,101,783.66	794,116.28	114,763.74	0.00	0.00	908,880.02	38,307,667.38	37.87%	30.00%
A-S	94989XBE4	3.973000%	40,659,000.00	40,659,000.00	0.00	134,615.17	0.00	0.00	134,615.17	40,659,000.00	31.06%	24.75%
B	94989XBH7	4.224000%	44,532,000.00	44,532,000.00	0.00	156,752.64	0.00	0.00	156,752.64	44,532,000.00	23.60%	19.00%
C	94989XBJ3	4.691749%	37,756,000.00	37,756,000.00	0.00	147,618.05	0.00	0.00	147,618.05	37,756,000.00	17.28%	14.13%
D	94989XBL8	3.691749%	25,170,000.00	25,170,000.00	0.00	77,434.43	0.00	0.00	77,434.43	25,170,000.00	13.07%	10.88%
E	94989XAL9	3.691749%	19,362,000.00	19,362,000.00	0.00	59,566.36	0.00	0.00	59,566.36	19,362,000.00	9.82%	8.38%
F	94989XAN5	3.334000%	19,361,000.00	19,361,000.00	0.00	53,791.31	0.00	0.00	53,791.31	19,361,000.00	6.58%	5.88%
G	94989XAQ8	3.334000%	8,713,000.00	8,713,000.00	0.00	24,207.62	0.00	0.00	24,207.62	8,713,000.00	5.12%	4.75%
H	94989XAS4	3.334000%	36,787,698.00	30,594,557.16	0.00	34,289.14	0.00	0.00	34,289.14	30,594,557.16	0.00%	0.00%
V	94989XAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989XAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			774,467,698.00	598,003,892.56	794,116.28	1,813,081.78	0.00	0.00	2,607,198.06	597,209,776.28

Notional Certificates
X-A	94989XBF1	1.028111%	582,786,000.00	412,515,335.40	0.00	353,426.28	0.00	0.00	353,426.28	411,721,219.12
X-B	94989XBG9	0.467749%	44,532,000.00	44,532,000.00	0.00	17,358.15	0.00	0.00	17,358.15	44,532,000.00
X-D	94989XBK0	1.000000%	44,532,000.00	44,532,000.00	0.00	37,110.00	0.00	0.00	37,110.00	44,532,000.00
X-F	94989XAA3	1.357749%	19,361,000.00	19,361,000.00	0.00	21,906.14	0.00	0.00	21,906.14	19,361,000.00
X-G	94989XAC9	1.357749%	8,713,000.00	8,713,000.00	0.00	9,858.39	0.00	0.00	9,858.39	8,713,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-H	94989XAE5	1.357749%	36,787,698.00	30,594,557.16	0.00	34,616.43	0.00	0.00	34,616.43	30,594,557.16
Notional SubTotal			736,711,698.00	560,247,892.56	0.00	474,275.39	0.00	0.00	474,275.39	559,453,776.28

Deal Distribution Total					794,116.28	2,287,357.17	0.00	0.00	3,081,473.45

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989XAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2A	94989XAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2B	94989XBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989XBB0	944.71551740	0.00000000	2.71763160	0.00000000	0.00000000	0.00000000	0.00000000	2.71763160	944.71551740
A-4	94989XBC8	1,000.00000000	0.00000000	3.09833333	0.00000000	0.00000000	0.00000000	0.00000000	3.09833333	1,000.00000000
A-SB	94989XBD6	836.52704491	16.98898830	2.45520698	0.00000000	0.00000000	0.00000000	0.00000000	19.44419528	819.53805661
A-S	94989XBE4	1,000.00000000	0.00000000	3.31083327	0.00000000	0.00000000	0.00000000	0.00000000	3.31083327	1,000.00000000
B	94989XBH7	1,000.00000000	0.00000000	3.52000000	0.00000000	0.00000000	0.00000000	0.00000000	3.52000000	1,000.00000000
C	94989XBJ3	1,000.00000000	0.00000000	3.90979050	0.00000000	0.00000000	0.00000000	0.00000000	3.90979050	1,000.00000000
D	94989XBL8	1,000.00000000	0.00000000	3.07645729	0.00000000	0.00000000	0.00000000	0.00000000	3.07645729	1,000.00000000
E	94989XAL9	1,000.00000000	0.00000000	3.07645698	0.00000000	0.00000000	0.00000000	0.00000000	3.07645698	1,000.00000000
F	94989XAN5	1,000.00000000	0.00000000	2.77833325	0.00000000	0.00000000	0.00000000	0.00000000	2.77833325	1,000.00000000
G	94989XAQ8	1,000.00000000	0.00000000	2.77833352	0.00000000	0.00000000	0.00000000	0.00000000	2.77833352	1,000.00000000
H	94989XAS4	831.65185166	0.00000000	0.93208170	1.37852442	36.97809849	0.00000000	0.00000000	0.93208170	831.65185166
V	94989XAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989XAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989XBF1	707.83329627	0.00000000	0.60644264	0.00000000	0.00000000	0.00000000	0.00000000	0.60644264	706.47067555
X-B	94989XBG9	1,000.00000000	0.00000000	0.38979049	0.00000000	0.00000000	0.00000000	0.00000000	0.38979049	1,000.00000000
X-D	94989XBK0	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-F	94989XAA3	1,000.00000000	0.00000000	1.13145705	0.00000000	0.00000000	0.00000000	0.00000000	1.13145705	1,000.00000000
X-G	94989XAC9	1,000.00000000	0.00000000	1.13145759	0.00000000	0.00000000	0.00000000	0.00000000	1.13145759	1,000.00000000
X-H	94989XAE5	831.65185166	0.00000000	0.94097842	0.00000000	0.00000000	0.00000000	0.00000000	0.94097842	831.65185166

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/21 - 09/30/21	30	0.00	271,763.16	0.00	271,763.16	0.00	0.00	0.00	271,763.16	0.00
A-4	09/01/21 - 09/30/21	30	0.00	738,280.16	0.00	738,280.16	0.00	0.00	0.00	738,280.16	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	114,763.74	0.00	114,763.74	0.00	0.00	0.00	114,763.74	0.00
X-A	09/01/21 - 09/30/21	30	0.00	353,426.28	0.00	353,426.28	0.00	0.00	0.00	353,426.28	0.00
X-B	09/01/21 - 09/30/21	30	0.00	17,358.15	0.00	17,358.15	0.00	0.00	0.00	17,358.15	0.00
X-D	09/01/21 - 09/30/21	30	0.00	37,110.00	0.00	37,110.00	0.00	0.00	0.00	37,110.00	0.00
X-F	09/01/21 - 09/30/21	30	0.00	21,906.14	0.00	21,906.14	0.00	0.00	0.00	21,906.14	0.00
X-G	09/01/21 - 09/30/21	30	0.00	9,858.39	0.00	9,858.39	0.00	0.00	0.00	9,858.39	0.00
X-H	09/01/21 - 09/30/21	30	0.00	34,616.43	0.00	34,616.43	0.00	0.00	0.00	34,616.43	0.00
A-S	09/01/21 - 09/30/21	30	0.00	134,615.17	0.00	134,615.17	0.00	0.00	0.00	134,615.17	0.00
B	09/01/21 - 09/30/21	30	0.00	156,752.64	0.00	156,752.64	0.00	0.00	0.00	156,752.64	0.00
C	09/01/21 - 09/30/21	30	0.00	147,618.05	0.00	147,618.05	0.00	0.00	0.00	147,618.05	0.00
D	09/01/21 - 09/30/21	30	0.00	77,434.43	0.00	77,434.43	0.00	0.00	0.00	77,434.43	0.00
E	09/01/21 - 09/30/21	30	0.00	59,566.36	0.00	59,566.36	0.00	0.00	0.00	59,566.36	0.00
F	09/01/21 - 09/30/21	30	0.00	53,791.31	0.00	53,791.31	0.00	0.00	0.00	53,791.31	0.00
G	09/01/21 - 09/30/21	30	0.00	24,207.62	0.00	24,207.62	0.00	0.00	0.00	24,207.62	0.00
H	09/01/21 - 09/30/21	30	1,309,626.38	85,001.88	0.00	85,001.88	50,712.74	0.00	0.00	34,289.14	1,360,339.12
Totals			1,309,626.38	2,338,069.91	0.00	2,338,069.91	50,712.74	0.00	0.00	2,287,357.17	1,360,339.12

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 29

Additional Information
Total Available Distribution Amount (1)	3,081,473.45
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,344,751.05	Master Servicing Fee	2,671.78
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,730.19
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	249.17
ARD Interest	0.00	Trust Advisor Fee	820.03
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,344,751.05	Total Fees	6,681.16

Principal		Expenses/Reimbursements
Scheduled Principal	794,116.28	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	26,162.96
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	24,549.78
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	794,116.28	Total Expenses/Reimbursements	50,712.74

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,287,357.17
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	794,116.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,081,473.45
Total Funds Collected	3,138,867.33	Total Funds Distributed	3,138,867.35

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	598,003,892.56	598,003,892.56	Beginning Certificate Balance	598,003,892.56
(-) Scheduled Principal Collections	794,116.28	794,116.28	(-) Principal Distributions	794,116.28
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	597,209,776.28	597,209,776.28	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	599,814,107.91	599,814,107.91	Ending Certificate Balance	597,209,776.28
Ending Actual Collateral Balance	599,151,084.71	599,151,084.71

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.69%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	77,781,306.83	13.02%	46	4.5946	NAP	Defeased	7	77,781,306.83	13.02%	46	4.5946	NAP
2,000,000 or less	5	7,009,402.70	1.17%	47	4.8068	1.649375	1.20 or less	14	139,368,882.47	23.34%	49	4.9568	0.280137
2,000,001 to 3,000,000	5	12,359,875.65	2.07%	49	4.8917	1.753028	1.21 to 1.30	3	36,519,801.56	6.12%	48	4.7078	1.247216
3,000,001 to 4,000,000	4	14,612,483.44	2.45%	48	4.9815	2.172185	1.31 to 1.40	6	121,800,427.30	20.39%	48	4.5959	1.357635
4,000,001 to 5,000,000	1	4,060,174.85	0.68%	49	4.7900	(0.195500)	1.41 to 1.50	2	17,576,642.67	2.94%	47	4.8833	1.474867
5,000,001 to 6,000,000	6	31,992,397.67	5.36%	48	4.8501	1.438621	1.51 to 1.60	3	11,819,784.24	1.98%	48	5.3732	1.556167
6,000,001 to 7,000,000	4	25,622,908.66	4.29%	47	4.9241	1.114633	1.61 to 1.70	1	1,414,997.22	0.24%	47	4.7600	1.635100
7,000,001 to 8,000,000	4	29,890,484.71	5.01%	48	4.6568	2.447954	1.71 to 1.80	3	28,278,805.59	4.74%	49	4.7768	1.757312
8,000,001 to 10,000,000	4	37,143,512.66	6.22%	48	4.9014	1.080737	1.81 to 1.90	2	16,523,967.36	2.77%	48	4.3650	1.827507
10,000,001 to 15,000,000	6	72,276,192.04	12.10%	48	4.6809	1.337272	1.91 to 2.00	2	3,704,969.32	0.62%	48	4.7029	1.932380
15,000,001 to 20,000,000	3	51,560,383.76	8.63%	48	4.6598	1.327537	2.01 to 2.25	3	32,448,499.56	5.43%	47	4.4598	2.159109
20,000,001 to 30,000,000	3	71,526,309.77	11.98%	49	4.6022	1.876829	2.26 to 2.50	3	22,840,708.60	3.82%	48	4.5295	2.399203
30,000,001 to 50,000,000	4	161,374,343.54	27.02%	48	4.6836	1.419016	2.51 to 2.75	2	28,750,000.00	4.81%	49	4.4764	2.693696
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.76 or greater	5	58,380,983.56	9.78%	48	4.6664	3.331121
Totals	56	597,209,776.28	100.00%	48	4.7051	1.548254	Totals	56	597,209,776.28	100.00%	48	4.7051	1.548254
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	7	77,781,306.83	13.02%	46	4.5946	NAP
							Defeased	7	77,781,306.83	13.02%	46	4.5946	NAP
Alabama	1	5,888,280.10	0.99%	49	4.4620	1.076100
							Industrial	3	30,379,654.84	5.09%	49	4.9353	1.139116
Arizona	3	58,324,188.12	9.77%	49	4.7636	0.498921
							Lodging	14	132,424,389.41	22.17%	48	4.9323	0.821404
California	10	102,940,836.46	17.24%	48	4.5090	1.721011
							Mixed Use	5	46,794,850.30	7.84%	48	4.7747	1.665917
Connecticut	1	34,275,000.00	5.74%	47	4.7500	1.398800
							Multi-Family	2	7,272,983.87	1.22%	47	4.6916	2.024617
Florida	5	21,807,500.00	3.65%	48	4.6100	3.297900
							Office	2	35,689,997.22	5.98%	47	4.7504	1.408169
Georgia	1	5,252,391.05	0.88%	49	4.9900	(0.081800)
							Other	3	3,970,365.46	0.66%	48	4.7657	1.864473
Idaho	1	3,862,282.18	0.65%	49	6.0500	3.075500
							Retail	18	197,669,289.29	33.10%	48	4.5873	1.484693
Maryland	1	16,249,795.50	2.72%	49	5.1020	0.440600
							Self Storage	13	65,226,939.06	10.92%	48	4.5483	2.962131
Michigan	3	7,179,933.02	1.20%	48	4.4822	1.279876
							Totals	67	597,209,776.28	100.00%	48	4.7051	1.548254
Missouri	2	4,075,123.38	0.68%	47	4.9136	2.530146

Nevada	4	15,025,314.10	2.52%	48	4.7088	3.137221

New Jersey	4	52,979,687.31	8.87%	49	4.7993	1.177588

New Mexico	1	24,099,507.56	4.04%	49	4.6500	1.759400

New York	3	24,558,198.45	4.11%	48	4.5985	2.139556

Ohio	1	2,477,141.15	0.41%	49	4.5500	1.130200

Oregon	2	14,387,765.25	2.41%	49	6.0500	0.050403

Pennsylvania	2	6,452,302.35	1.08%	48	4.3169	1.627804

Puerto Rico	1	5,038,446.30	0.84%	49	6.5130	1.576400

South Carolina	5	15,836,387.24	2.65%	48	4.6889	2.607266

Texas	6	66,588,569.56	11.15%	49	4.5925	1.657749

Virginia	2	13,825,987.06	2.32%	45	4.8744	0.456549

Washington	1	18,303,833.31	3.06%	48	4.3600	1.388300

Totals	67	597,209,776.28	100.00%	48	4.7051	1.548254

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	77,781,306.83	13.02%	46	4.5946	NAP	Defeased	7	77,781,306.83	13.02%	46	4.5946	NAP
	4.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	5,013,714.56	0.84%	48	4.2500	1.545800	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	12	105,569,306.39	17.68%	48	4.3983	2.030393	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	19	264,592,966.87	44.30%	48	4.6325	1.787312	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	9	87,720,556.78	14.69%	48	4.8218	0.519111	49 months or greater	49	519,428,469.45	86.98%	48	4.7216	1.502440
	5.001% to 5.250%	1	16,249,795.50	2.72%	49	5.1020	0.440600	Totals	56	597,209,776.28	100.00%	48	4.7051	1.548254
	5.251% to 5.500%	2	14,518,321.52	2.43%	49	5.3100	0.541539
	5.501% to 6.250%	4	20,725,361.53	3.47%	49	6.0500	0.815500
	6.251% or greater	1	5,038,446.30	0.84%	49	6.5130	1.576400
	Totals	56	597,209,776.28	100.00%	48	4.7051	1.548254
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	77,781,306.83	13.02%	46	4.5946	NAP	Defeased	7	77,781,306.83	13.02%	46	4.5946	NAP
	59 months or less	48	518,744,259.07	86.86%	48	4.7221	1.502884	Interest Only	6	111,100,000.00	18.60%	48	4.6098	2.471127
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	179 months or less	1	2,477,141.15	0.41%	49	4.5500	1.130200
	Totals	55	596,525,565.90	99.89%	48	4.7055	1.548692	180 months to 300 months	41	405,167,117.92	67.84%	48	4.7539	1.239663
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	55	596,525,565.90	99.89%	48	4.7055	1.548692
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	77,781,306.83	13.02%	46	4.5946	NAP	114 months or less	1	684,210.38	0.11%	48	4.3600	1.165900
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	45	480,092,083.88	80.39%	48	4.7330	1.508045	Totals	1	684,210.38	0.11%	48	4.3600	1.165900
	13 months to 24 months	4	39,336,385.57	6.59%	47	4.5828	1.434042
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	597,209,776.28	100.00%	48	4.7051	1.548254
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
3	301741113	LO	Phoenix	AZ	Actual/360	4.770%	175,991.28	80,206.95	0.00	N/A	11/06/25	--	44,274,535.73	44,194,328.78	10/06/21
4	310931507	RT	Flower Mound	TX	Actual/360	4.610%	182,073.09	64,283.15	0.00	N/A	11/11/25	--	47,394,297.91	47,330,014.76	10/11/21
5	310929994	SS	Various	Various	Actual/360	4.610%	136,667.29	0.00	0.00	N/A	10/11/25	--	35,575,000.00	35,575,000.00	10/11/21
6	310932050	OF	Hartford	CT	Actual/360	4.750%	135,671.88	0.00	0.00	N/A	09/11/25	--	34,275,000.00	34,275,000.00	10/11/21
7	305010007	RT	Mendham	NJ	Actual/360	4.680%	99,315.60	38,736.43	0.00	N/A	10/05/25	--	25,465,538.64	25,426,802.21	10/05/21
8	310931525	MU	Albuquerque	NM	Actual/360	4.650%	93,537.14	39,110.43	0.00	N/A	11/11/25	--	24,138,617.99	24,099,507.56	10/11/21
9	305010009	SS	Richmond	CA	Actual/360	4.460%	81,766.67	0.00	0.00	N/A	11/05/25	--	22,000,000.00	22,000,000.00	10/05/21
10	301741091	OF	Raleigh	NC	Actual/360	4.811%	80,894.79	26,799.19	0.00	N/A	08/06/25	--	20,177,038.44	20,150,239.25	10/06/21
11	304690003	LO	El Portal	CA	Actual/360	4.560%	64,748.03	32,200.72	0.00	N/A	09/05/25	--	17,038,955.67	17,006,754.95	05/05/20
12	310931372	RT	Kennewick	WA	Actual/360	4.360%	66,598.77	26,103.80	0.00	N/A	10/11/25	--	18,329,937.11	18,303,833.31	10/11/21
13	305010013	IN	Halethorpe	MD	Actual/360	5.102%	69,180.18	21,512.96	0.00	N/A	11/05/25	--	16,271,308.46	16,249,795.50	09/05/21
14	310930209	RT	Yonkers	NY	Actual/360	4.540%	55,960.17	28,035.52	0.00	N/A	09/11/25	--	14,791,233.97	14,763,198.45	10/11/21
15	310931260	LO	Anaheim	CA	Actual/360	4.600%	53,862.78	26,109.74	0.00	N/A	11/11/25	--	14,051,160.04	14,025,050.30	10/11/21
16	305010016	RT	Chester	NJ	Actual/360	5.310%	56,516.15	21,313.46	0.00	N/A	11/05/25	--	12,772,011.60	12,750,698.14	10/05/19
17	301741097	MF	Houston	TX	Actual/360	4.370%	44,797.26	17,576.54	0.00	N/A	09/06/25	--	12,301,306.45	12,283,729.91	10/06/21
18	310929010	MH	Monroe	MI	Actual/360	4.170%	42,916.25	0.00	0.00	N/A	07/11/25	--	12,350,000.00	12,350,000.00	10/11/21
19	301741103	IN	Gilbert	AZ	Actual/360	4.810%	41,680.99	18,725.06	0.00	N/A	11/06/25	--	10,398,584.40	10,379,859.34	10/06/21
20	305010020	RT	Beverly Hills	CA	Actual/360	4.320%	37,246.90	14,837.99	0.00	N/A	10/05/25	--	10,346,360.25	10,331,522.26	10/05/21
21	310929527	SS	Lanham	MD	Actual/360	4.550%	35,217.62	21,767.16	0.00	N/A	07/11/25	--	9,288,163.64	9,266,396.48	10/11/21
22	305010022	MU	Los Angeles	CA	Actual/360	4.440%	37,148.13	14,170.77	0.00	N/A	09/05/25	--	10,040,034.32	10,025,863.55	10/05/21
23	305010023	RT	Chicago	IL	Actual/360	5.220%	40,117.94	15,604.70	0.00	N/A	11/05/25	--	9,222,515.50	9,206,910.80	10/05/21
24	310931032	RT	San Francisco	CA	Actual/360	4.270%	35,408.19	14,396.07	0.00	N/A	10/11/25	--	9,950,780.19	9,936,384.12	10/11/21
25	305010025	RT	Boonton	NJ	Actual/360	4.600%	36,503.26	14,607.38	0.00	N/A	11/05/25	--	9,522,589.17	9,507,981.79	10/05/21
26	310931305	OF	Charlotte	NC	Actual/360	4.380%	35,838.36	13,869.87	0.00	N/A	07/11/25	--	9,818,728.29	9,804,858.42	10/11/21
28	305010028	LO	Sacramento	CA	Actual/360	4.855%	37,929.17	12,230.35	0.00	N/A	10/05/25	--	9,374,871.68	9,362,641.33	10/05/21
29	305010029	LO	Bend	OR	Actual/360	6.050%	42,125.27	18,920.90	0.00	N/A	11/05/25	--	8,355,426.32	8,336,505.42	01/05/20
30	305010030	RT	Henderson	NV	Actual/360	4.350%	29,000.00	0.00	0.00	N/A	09/05/25	--	8,000,000.00	8,000,000.00	10/05/21
31	301741104	LO	Bluffton	SC	Actual/360	4.610%	27,687.17	13,372.20	0.00	N/A	11/06/25	--	7,207,073.58	7,193,701.38	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	301741081	LO	Roanoke	VA	Actual/360	4.989%	29,974.33	12,917.63	0.00	N/A	07/06/25	--	7,209,700.96	7,196,783.33	10/06/21
33	305010033	RT	New York	NY	Actual/360	4.710%	29,437.50	0.00	0.00	N/A	11/05/25	--	7,500,000.00	7,500,000.00	10/05/21
35	305010035	RT	Virginia Beach	VA	Actual/360	4.750%	26,283.17	10,753.79	0.00	N/A	08/05/25	--	6,639,957.52	6,629,203.73	09/05/20
36	305010036	LO	Klamath Falls	OR	Actual/360	6.050%	30,577.68	13,734.20	0.00	N/A	11/05/25	--	6,064,994.03	6,051,259.83	02/05/20
37	410931281	RT	Fort Worth	TX	Actual/360	4.530%	25,481.25	0.00	0.00	N/A	10/11/25	--	6,750,000.00	6,750,000.00	10/11/21
38	301741111	RT	Birmingham	AL	Actual/360	4.462%	21,931.21	9,847.88	0.00	N/A	11/06/25	--	5,898,127.98	5,888,280.10	10/06/21
39	305010039	MU	Los Angeles	CA	Actual/360	4.440%	22,944.43	8,752.54	0.00	N/A	09/05/25	--	6,201,197.64	6,192,445.10	10/05/21
40	410930847	SS	Lawrenceville	NJ	Actual/360	4.500%	19,890.78	10,003.65	0.00	N/A	11/11/25	--	5,304,208.82	5,294,205.17	10/11/21
41	305010041	LO	Port Wentworth	GA	Actual/360	4.990%	21,879.54	9,220.68	0.00	N/A	11/05/25	--	5,261,611.73	5,252,391.05	09/05/20
43	410927588	RT	Pittsburgh	PA	Actual/360	4.250%	17,791.90	9,879.72	0.00	N/A	10/11/25	--	5,023,594.28	5,013,714.56	10/11/21
44	301741096	MF	Houston	TX	Actual/360	4.493%	20,641.85	7,709.24	0.00	N/A	09/06/25	--	5,513,069.73	5,505,360.49	10/06/21
45	305010045	MU	Carolina	PR	Actual/360	6.513%	27,383.90	6,952.18	0.00	N/A	11/05/25	--	5,045,398.48	5,038,446.30	10/05/21
46	410931285	RT	San Diego	CA	Actual/360	4.680%	18,438.80	8,726.61	0.00	N/A	07/11/25	--	4,727,898.58	4,719,171.97	10/11/21
47	305010047	LO	San Jose	CA	Actual/360	4.790%	16,236.19	7,346.56	0.00	N/A	11/05/25	--	4,067,521.41	4,060,174.85	10/05/21
48	305010048	LO	Coeur d Alene	ID	Actual/360	6.050%	19,516.53	8,766.00	0.00	N/A	11/05/25	--	3,871,048.18	3,862,282.18	10/05/21
49	310930169	LO	Plymouth	MI	Actual/360	4.320%	12,300.22	9,526.39	0.00	N/A	10/11/25	--	3,416,728.30	3,407,201.91	10/11/21
50	410930510	IN	Chandler	AZ	Actual/360	4.560%	14,250.00	0.00	0.00	N/A	11/11/25	--	3,750,000.00	3,750,000.00	10/11/21
51	410930175	RT	Goose Creek	SC	Actual/360	4.900%	14,690.53	4,681.00	0.00	N/A	09/11/25	--	3,597,680.35	3,592,999.35	10/11/21
52	410931582	RT	Mansfield	OH	Actual/360	4.550%	9,461.39	18,170.45	0.00	N/A	11/11/25	--	2,495,311.60	2,477,141.15	10/11/21
53	600930128	RT	Clover	SC	Actual/360	4.530%	10,526.74	5,235.81	0.00	N/A	11/11/25	--	2,788,540.79	2,783,304.98	10/11/21
54	305010054	LO	Elko	NV	Actual/360	6.050%	12,508.03	5,618.09	0.00	N/A	11/05/25	--	2,480,932.19	2,475,314.10	08/05/20
55	410931710	SS	Portage	MI	Actual/360	4.550%	8,956.51	4,422.08	0.00	N/A	11/11/25	--	2,362,155.97	2,357,733.89	10/11/21
57	410930163	98	Various	SC	Actual/360	4.800%	9,077.49	2,989.81	0.00	N/A	10/11/25	--	2,269,371.34	2,266,381.53	10/11/21
58	305010058	MF	Kansas City	MO	Actual/360	5.310%	7,835.03	3,005.52	0.00	N/A	08/05/25	--	1,770,628.90	1,767,623.38	10/05/21
59	410930288	98	Fort Worth	TX	Actual/360	4.720%	6,711.35	2,292.29	0.00	N/A	09/11/25	--	1,706,276.22	1,703,983.93	10/11/21
60	410928954	OF	Madison Heights	MI	Actual/360	4.760%	5,627.85	3,788.58	0.00	N/A	09/11/25	--	1,418,785.80	1,414,997.22	10/11/21
61	410931248	MU	Philadelphia	PA	Actual/360	4.550%	5,463.64	2,372.39	0.00	N/A	11/11/25	--	1,440,960.18	1,438,587.79	10/11/21
62	410928690	RT	Port Neches	TX	Actual/360	4.360%	2,532.88	12,911.85	0.00	N/A	10/11/25	--	697,122.23	684,210.38	10/11/21
Totals							2,344,751.05	794,116.28	0.00				598,003,892.56	597,209,776.28
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	1,835,582.34	156,305.42	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,057,970.56	2,072,591.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,203,896.38	1,378,582.63	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,799,384.00	3,367,106.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,131,289.10	1,065,793.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,042,529.11	1,537,376.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,248,599.55	1,367,463.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	12,643,151.00	11,976,467.00	04/01/19	03/31/20	12/11/20	0.00	0.00	96,793.98	1,646,885.34	0.00	0.00
12	1,857,117.67	859,968.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,068,114.03	385,671.11	01/01/21	06/30/21	--	0.00	0.00	90,625.34	90,625.34	0.00	0.00
14	1,524,807.56	1,251,887.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	579,380.59	647,594.40	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	472,290.00	0.00	--	--	08/11/21	957,413.64	93,333.83	73,481.03	1,773,257.10	580,868.62	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,186,928.74	592,485.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,139,561.77	577,697.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	434,615.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,358,709.28	692,877.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	873,287.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	277,074.58	572,196.59	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	(130,483.00)	0.00	--	--	08/11/21	1,941,494.72	105,439.05	51,189.99	1,175,773.37	286,024.83	0.00
30	1,085,651.99	658,055.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,133,586.85	956,284.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	475,515.61	840,546.56	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	493,969.42	224,592.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	(114,301.00)	(173,981.42)	01/01/20	09/30/20	02/11/21	2,876,863.96	81,145.96	25,601.05	399,966.92	20,044.77	0.00
36	475,371.00	0.00	--	--	08/11/21	0.00	32,039.69	44,256.79	853,675.52	66,125.21	0.00
37	433,590.61	632,110.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	446,810.46	245,943.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	554,424.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	758,053.82	425,996.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	37,950.40	0.00	--	--	02/11/21	186,440.62	5,524.81	30,277.92	398,486.54	71,736.09	0.00
43	514,800.00	386,097.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	670,436.79	376,650.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	2,949.48	0.00
45	518,865.21	341,995.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	102,923.37	(25,214.23)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	684,983.34	1,182,156.10	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	186,530.25	325,885.65	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	559,040.04	298,435.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	289,866.21	72,403.50	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	376,203.96	188,101.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	388,111.00	245,852.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	424,545.00	0.00	--	--	08/11/21	0.00	22,960.01	18,103.58	237,209.89	3,791.57	0.00
55	95,762.58	117,710.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	229,702.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	223,452.03	106,965.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	199,237.50	95,287.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	229,978.07	105,714.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	223,932.15	95,286.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	217,448.55	108,723.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	59,085,631.93	36,768,284.62				5,962,212.94	340,443.35	430,329.68	6,575,880.02	1,031,540.57	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	7	58,502,127.22	0	0.00	2	19,379,901.87	0	0.00	0	0.00	0	0.00	4.705090%	4.667194%	48
09/17/21	0	0.00	0	0.00	7	58,613,889.06	0	0.00	2	19,411,969.12	0	0.00	0	0.00	0	0.00	4.705155%	4.667245%	49
08/17/21	0	0.00	0	0.00	7	58,716,696.84	0	0.00	2	19,441,147.72	0	0.00	0	0.00	0	0.00	4.705213%	4.667288%	50
07/16/21	0	0.00	0	0.00	7	58,819,040.58	0	0.00	2	19,470,198.21	0	0.00	0	0.00	0	0.00	4.705269%	4.667332%	51
06/17/21	0	0.00	0	0.00	7	58,929,417.86	0	0.00	2	19,501,881.72	0	0.00	0	0.00	0	0.00	4.705333%	4.667381%	52
05/17/21	0	0.00	0	0.00	7	59,030,801.48	0	0.00	3	19,530,665.54	0	0.00	0	0.00	1	3,497,797.12	4.705388%	4.667424%	53
04/16/21	0	0.00	0	0.00	8	65,692,015.72	0	0.00	3	26,113,854.09	0	0.00	0	0.00	0	0.00	4.712070%	4.671666%	54
03/17/21	0	0.00	0	0.00	8	65,802,043.51	1	12,890,485.71	2	13,261,483.51	0	0.00	0	0.00	0	0.00	4.712126%	4.671708%	55
02/18/21	0	0.00	0	0.00	8	65,940,152.66	1	12,914,976.47	2	13,286,175.04	0	0.00	0	0.00	0	0.00	4.712204%	4.671770%	56
01/15/21	0	0.00	0	0.00	8	66,049,059.43	2	19,655,573.69	1	6,583,305.87	0	0.00	0	0.00	0	0.00	4.712258%	4.671811%	57
12/17/20	0	0.00	3	18,252,997.38	5	47,904,477.06	1	12,952,272.24	1	6,592,757.71	0	0.00	0	0.00	0	0.00	4.712312%	4.671851%	58
11/18/20	3	18,285,286.54	1	2,533,962.26	4	45,455,725.97	1	12,972,697.66	1	6,603,137.80	0	0.00	0	0.00	0	0.00	4.712373%	4.671898%	59
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 19 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	304690003	05/05/20	16	6	96,793.98	1,646,885.34	0.00	17,520,897.70	07/10/20	1
13	305010013	09/05/21	0	B	90,625.34	90,625.34	0.00	16,271,308.46
16	305010016	10/05/19	23	6	73,481.03	1,773,257.10	1,043,709.08	13,217,082.00	12/05/18	7			03/02/21
29	305010029	01/05/20	20	6	51,189.99	1,175,773.37	645,374.04	8,702,323.11	11/13/18	2	08/13/21
35	305010035	09/05/20	12	6	25,601.05	399,966.92	156,080.07	6,761,456.84	01/10/20	7			01/15/21
36	305010036	02/05/20	19	6	44,256.79	853,675.52	89,802.43	6,305,394.55	04/21/20	13
41	305010041	09/05/20	12	6	30,277.92	398,486.54	86,103.46	5,365,761.05	04/08/20	13
54	305010054	08/05/20	13	6	18,103.58	237,209.89	42,959.25	2,549,007.43	04/21/20	13
Totals					430,329.68	6,575,880.02	2,064,028.33	76,693,231.14
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		313,706,301	290,070,342	17,006,755		6,629,204
49 - 60 Months		283,503,475	248,637,307	22,115,470		12,750,698
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	597,209,776	538,707,649	0	0	39,122,225	19,379,902
Sep-21	598,003,893	539,390,004	0	0	39,201,920	19,411,969
Aug-21	598,733,372	540,016,675	0	0	39,275,549	19,441,148
Jul-21	599,459,878	540,640,838	0	0	39,348,842	19,470,198
Jun-21	600,245,118	541,315,700	0	0	39,427,536	19,501,882
May-21	600,965,462	541,934,661	0	0	39,500,136	19,530,666
Apr-21	608,296,525	542,604,509	0	0	39,578,162	26,113,854
Mar-21	609,020,352	543,218,309	0	0	52,540,560	13,261,484
Feb-21	609,930,437	543,990,284	0	0	52,653,978	13,286,175
Jan-21	610,647,592	544,598,533	0	0	52,743,847	13,305,213
Dec-20	611,361,821	545,204,347	0	18,252,997	41,311,719	6,592,758
Nov-20	612,136,496	545,861,521	18,285,287	2,533,962	38,852,588	6,603,138
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
11	304690003	17,006,754.95	17,520,897.70	108,600,000.00	08/28/20	10,979,968.00	2.10960	03/31/20	09/05/25	286
16	305010016	12,750,698.14	13,217,082.00	16,300,000.00	06/03/21	378,076.00	0.40480	12/31/20	11/05/25	288
29	305010029	8,336,505.42	8,702,323.11	9,200,000.00	07/15/21	(279,268.00)	(0.38120)	12/31/20	11/05/25	228
35	305010035	6,629,203.73	6,761,456.84	4,800,000.00	08/06/21	(202,017.92)	(0.60600)	09/30/20	08/05/25	289
36	305010036	6,051,259.83	6,305,394.55	10,200,000.00	07/15/21	342,987.00	0.64500	12/31/20	11/05/25	228
41	305010041	5,252,391.05	5,365,761.05	5,900,000.00	02/01/21	(30,529.60)	(0.08180)	12/31/20	11/05/25	288
54	305010054	2,475,314.10	2,549,007.43	2,900,000.00	07/24/21	377,687.00	1.73630	12/31/20	11/05/25	228
Totals		58,502,127.22	60,421,922.68	157,900,000.00		11,566,902.48

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
11	304690003	LO	CA	07/10/20	1

El Portal, CA just outside of Yosemite National Park along Highway 140. The Loan transferred 7/10/20 due to Delinquent Payments. Property performance has declined due to visitor restrictions placed on the Yosemite National Park, which serves as the main demand driver for both Hotels. Borrower is currently working to come up with equity to contribute to the Properties. Lender is in the process of engaging counsel to commence enforcement of remedies. Lender and

	borrower finalizing forbearance documents which will bring the loan current.

16	305010016	RT	NJ	12/05/18	7

Deed in Lieu recorded 03/02/21 Property is currently 76% occupied by 19 tenants. Leasing momentum is improving and the Property continues to stabilize. Special Servicer expects to sell after occupancy stabilization by 9/30/2022.

29	305010029	LO	OR	11/13/18	2

Loan is secured by a 151-room, full-service Shilo Inn hotel property located in Bend, OR. Loan is currently in payment default. Forbearance was previously executed but Loan is back in Default. Negotiations are ongoing. Borrower filed

	bankruptcy prior to foreclosure sale. Negotiating cash collateral.

35	305010035	RT	VA	01/10/20	7

A foreclosure sale occurred in January of 2021. A property manager and leasing agent have been placed. Collateral remains 100% vacant. Property is being actively marketed for lease by local brokers. Several property tours have been

	completed. Special s ervicer forecasts sale by June 2022.

36	305010036	LO	OR	04/21/20	13
	Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Loan is currently in payment default. Negotiations are ongoing.

41	305010041	LO	GA	04/08/20	13
	Borrower's COVID-19 related forbearance request has been approved. Working towards documentation of agreement.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
54	305010054	LO	NV	04/21/20	13

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Loan is in payment default. Lender is preparing to post for Notice of Sale. Negotiations for a payoff are in process.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
34	305010034 05/17/21	6,551,762.01	4,900,000.00	4,565,633.67	1,057,228.69	4,565,633.67	3,508,404.98	3,043,357.03	0.00	0.00	3,043,357.03	42.71%
42	305010042 07/17/20	5,268,702.35	4,800,000.00	2,672,249.95	553,331.93	2,672,249.95	2,118,918.02	3,149,784.33	0.00	0.00	3,149,784.33	55.76%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		11,820,464.36	9,700,000.00	7,237,883.62	1,610,560.62	7,237,883.62	5,627,323.00	6,193,141.36	0.00	0.00	6,193,141.36

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
34	305010034	05/17/21	0.00	0.00	3,043,357.03	0.00	0.00	3,043,357.03	0.00	0.00	3,043,357.03
42	305010042	07/17/20	0.00	0.00	3,149,784.33	0.00	0.00	3,149,784.33	0.00	0.00	3,149,784.33
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,193,141.36	0.00	0.00	6,193,141.36	0.00	0.00	6,193,141.36

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	3,549.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,500.00	0.00	0.00	4,232.57	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	9,780.28	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	11,375.60	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	774.51	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,549.78	0.00	0.00	26,162.96	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		50,712.74

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Supplemental Notes
None

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